Finance receivables	12 Months Ended
Mar. 31, 2012
Finance receivables

7. Finance receivables:

Finance receivables consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Retail	¥7,128,453	¥7,248,793	$88,195
Finance leases	1,123,188	955,430	11,625
Wholesale and other dealer loans	1,990,557	2,033,954	24,747

	10,242,198	10,238,177	124,567
Deferred origination costs	104,391	105,533	1,284
Unearned income	(496,235)	(494,123)	(6,012)
Allowance for credit losses
Retail	(92,199)	(77,353)	(941)
Finance leases	(36,024)	(30,637)	(373)
Wholesale and other dealer loans	(28,580)	(24,238)	(295)

Total allowance for credit losses	(156,803)	(132,228)	(1,609)

Total finance receivables, net	9,693,551	9,717,359	118,230
Less - Current portion	(4,136,805)	(4,114,897)	(50,065)

Noncurrent finance receivables, net	¥5,556,746	¥5,602,462	$68,165

Finance receivables were geographically distributed as follows: in North America 59.0%, in Japan 12.7%, in Europe 10.4%, in Asia 5.8% and in Other 12.1% as of March 31, 2011, and in North America 58.1%, in Japan 12.0%, in Europe 10.3%, in Asia 7.1% and in Other 12.5% as of March 31, 2012.

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and wholesale and other dealer loans at March 31, 2012 are summarized as follows:

	Yen in millions			U.S. dollars in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans	Retail	Finance leases	Wholesale and other dealer loans
2013	¥2,528,895	¥276,630	¥1,490,687	$30,769	$3,366	$18,137
2014	1,774,195	182,404	209,151	21,586	2,219	2,545
2015	1,380,910	117,854	78,369	16,802	1,434	953
2016	881,267	80,239	71,637	10,722	976	872
2017	427,490	19,546	98,111	5,201	238	1,194
Thereafter	256,036	11,969	85,999	3,115	146	1,046

	¥7,248,793	¥688,642	¥2,033,954	$88,195	$8,379	$24,747

Finance leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Minimum lease payments	¥804,871	¥688,642	$8,379
Estimated unguaranteed residual values	318,317	266,788	3,246

	1,123,188	955,430	11,625
Deferred origination costs	5,406	3,722	45
Less - Unearned income	(104,419)	(90,887)	(1,106)
Less - Allowance for credit losses	(36,024)	(30,637)	(373)

Finance leases, net	¥988,151	¥837,628	$10,191

Toyota is exposed to credit risk on Toyota’s finance receivables. Credit risk is the risk of loss arising from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota estimates allowance for credit losses by variety of credit-risk evaluation process to cover probable and estimable losses above.

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2011 and 2012:

	Yen in millions
	March 31, 2011
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥7,017,171	¥1,111,453	¥897,971	¥494,700	¥593,516
31-60 days past due	72,082	5,968	2,260	404	44
61-90 days past due	15,466	1,283	355	34	0
Over 90 days past due	23,734	4,484	74	621	578

Total	¥7,128,453	¥1,123,188	¥900,660	¥495,759	¥594,138

	Yen in millions
	March 31, 2012
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥7,146,365	¥939,345	¥923,642	¥535,296	¥574,671
31-60 days past due	64,314	5,766	3	—	70
61-90 days past due	13,851	2,645	—	—	—
Over 90 days past due	24,263	7,674	53	98	121

Total	¥7,248,793	¥955,430	¥923,698	¥535,394	¥574,862

	U.S. dollars in millions
	March 31, 2012
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	$86,949	$11,429	$11,238	$6,513	$6,992
31-60 days past due	782	70	0	—	1
61-90 days past due	169	32	—	—	—
Over 90 days past due	295	94	1	1	1

Total	$88,195	$11,625	$11,239	$6,514	$6,994

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2011 and 2012:

United States

The wholesale and other dealer loan receivables portfolio segment is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk:	Account where there is a probability that default exists based on qualitative and quantitative factors
Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	¥504,960	¥283,450	¥90,545	¥878,955
Credit Watch	58,106	41,967	12,198	112,271
At Risk	6,494	12,344	1,066	19,904
Default	803	931	655	2,389

Total	¥570,363	¥338,692	¥104,464	¥1,013,519

	Yen in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	¥513,632	¥307,867	¥116,871	¥938,370
Credit Watch	55,513	38,382	5,014	98,909
At Risk	6,394	12,157	618	19,169
Default	466	30	423	919

Total	¥576,005	¥358,436	¥122,926	¥1,057,367

	U.S. dollars in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	$6,249	$3,746	$1,422	$11,417
Credit Watch	676	467	61	1,204
At Risk	78	148	7	233
Default	6	0	5	11

Total	$7,009	$4,361	$1,495	$12,865

Other regions

Credit qualities of the wholesale and other dealer loan receivables portfolio segment in other regions are also monitored based on internal risk assessments by dealers on a consistent basis as in the United States. These accounts classified as “Credit Watch” or “At Risk” were not significant in other regions, and consequently the tables below summarize information for two categories, “Performing” and “Default”.

	Yen in millions
	March 31, 2011
	Wholesale	Real estate	Working capital	Total
Performing	¥315,744	¥151,020	¥485,974	¥952,738
Default	14,553	6,047	3,700	24,300

Total	¥330,297	¥157,067	¥489,674	¥977,038

	Yen in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	¥330,264	¥170,886	¥451,505	¥952,655
Default	17,429	6,072	431	23,932

Total	¥347,693	¥176,958	¥451,936	¥976,587

	U.S. dollars in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	$4,018	$2,079	$5,494	$11,591
Default	212	74	5	291

Total	$4,230	$2,153	$5,499	$11,882

The tables below summarize information about impaired finance receivables:

	Yen in millions
	Recorded investment		Unpaid principal balance		Individually evaluated allowance
	March 31,		March 31,		March 31,
	2011	2012	2011	2012	2011	2012
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	¥7,192	¥8,105	¥7,192	¥8,105	¥896	¥2,716
Real estate	18,173	16,429	18,173	16,429	6,553	4,252
Working capital	4,841	995	4,841	995	3,436	573

Total	¥30,206	¥25,529	¥30,206	¥25,529	¥10,885	¥7,541

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	¥12,745	¥14,015	¥12,745	¥14,015
Real estate	—	15	—	15
Working capital	272	38	272	38

Total	¥13,017	¥14,068	¥13,017	¥14,068

Impaired account balances aggregated and evaluated for impairment:
Retail	¥48,376	¥42,438	¥47,640	¥41,790
Finance leases	433	325	378	180

Total	¥48,809	¥42,763	¥48,018	¥41,970

Total impaired account balances:
Retail	¥48,376	¥42,438	¥47,640	¥41,790
Finance leases	433	325	378	180
Wholesale	19,937	22,120	19,937	22,120
Real estate	18,173	16,444	18,173	16,444
Working capital	5,113	1,033	5,113	1,033

Total	¥92,032	¥82,360	¥91,241	¥81,567

	Yen in millions
	Average impaired finance receivables		Interest income recognized
	For the years ended March 31,		For the years ended March 31,
	2011	2012	2011	2012
Total impaired account balances:
Retail	¥48,898	¥44,362	¥4,373	¥3,700
Finance leases	480	279	30	7
Wholesale	16,231	18,734	171	79
Real estate	19,545	16,137	514	395
Working capital	4,979	2,592	86	79

Total	¥90,133	¥82,104	¥5,174	¥4,260

	U.S. dollars in millions
	March 31, 2012
	Recorded investment	Unpaid principal balance	Individually evaluated allowance
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	$99	$99	$33
Real estate	200	200	52
Working capital	12	12	7

Total	$311	$311	$92

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	$170	$170
Real estate	0	0
Working capital	1	1

Total	$171	$171

Impaired account balances aggregated and evaluated for impairment:
Retail	$516	$508
Finance leases	4	2

Total	$520	$510

Total impaired account balances:
Retail	$516	$508
Finance leases	4	2
Wholesale	269	269
Real estate	200	200
Working capital	13	13

Total	$1,002	$992

	U.S. dollars in millions
	For the year ended March 31, 2012
	Average impaired finance receivables	Interest income recognized
Total impaired account balances:
Retail	$540	$45
Finance leases	3	0
Wholesale	228	1
Real estate	196	5
Working capital	32	1

Total	$999	$52

The amount of finance receivables modified as a troubled debt restructuring for the year ended March 31, 2012 was not significant for all classes of finance receivables. Finance receivables modified as troubled debt restructurings for the year ended March 31, 2012 and for which there was a payment default were not significant for all classes of such receivables.